Pension and Other Benefit Programs (Components of Pension Plan Expense (Benefit) (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Interest cost		$ 8	$ 8
Aggregate pension expense (benefit)		2	3
U.S. Operations
Defined Benefit Plan Disclosure [Line Items]
Interest cost	$ 5	34	37
Estimated return on plan assets	(6)	(46)	(47)
Recognized actuarial gain	0	2	0
Settlement loss	0	0	4
Aggregate pension expense (benefit)	$ (1)	$ (10)	$ (6)